Investments Measured Using the Net Asset Value per Share Practical Expedient (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table summarizes the Master Trust's investments for which fair value is measured using the NAV per share as a practical expedient to fair value as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

	December 31,
	2025	2024
(in thousands)	Fair Value	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Collective trust funds	$10,384,219	$8,811,536	None	Immediate	None	Daily